Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue
Revenue from contracts with customers	€ 4,146,394	€ 4,355,504
Revenue from insurance contracts	447,019	503,360
Revenue from lease contracts	18,734	22,590
Revenue	4,612,147	4,881,454
Healthcare services
Revenue
Revenue from contracts with customers	3,144,507	3,276,313
Revenue	3,144,507	3,276,313
Healthcare products
Revenue
Revenue from contracts with customers	1,001,887	1,079,191
Revenue from lease contracts	18,734	22,590
Revenue	1,020,621	1,101,781
Insurance contracts
Revenue
Revenue from insurance contracts	447,019	503,360
Revenue	€ 447,019	€ 503,360